UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07471

Matthew 25 Fund, Inc.

(Exact name of registrant as specified in charter)

413 Johnson Street

Suite 200

Jenkintown, PA  19046

 (Address of principal executive offices) (Zip code)

Mark Mulholland

413 Johnson Street

Suite 200

Jenkintown, PA  19046

(Name and address of agent for service)

Registrant's telephone number, including area code: (215) 884-4458

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Matthew 25 Fund, Inc.

SEMI-ANNUAL REPORT

June 30, 2010

(Unaudited)

Matthew 25 Fund, Inc.

1-888-M25-FUND

Fund Symbol: MXXVX

Website: www.matthew25fund.com

This report is provided for the general information of Matthew 25 Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.

MATTHEW 25 FUND

MANAGER’S COMMENTARY

June 30, 2010 (Unaudited)

Dear Matthew 25 Fund Shareholders,

Our Matthew 25 Fund gained 5.49% for the first six months of 2010.  From 12/31/1995 through 6/30/2010 our Fund has gained 209.06%.  In other words, a $10,000 investment in our Matthew 25 Fund would have grown to $30,906.  This is a compounded annual growth rate of 8.09% for a period covering 14.5 years.

As you are well aware, the most noticeable trait of the first half of this year’s market has been its volatility.  The S&P 500 Index has changed by 1% or greater on 45 of the 124 trading days or 36% of the time. Unfortunately, 26 days were negative as compared to 19 positive days.  This volatility feeds the fear and scares the average person out of the U.S. stock market.  According to the Investment Company Institute’s data for the first half of this year, $159 billion poured into bond funds, $26.6 billion was invested into international stock funds while $19 billion came out of U.S. stock funds.  This amounts to 3.5 years of net withdrawals from U.S. stock funds.  In summary the proverbial “crowd” is buying bonds and foreign stocks while simultaneously selling U.S. stocks.  Acting contrarily to the crowd, when it is discernable, usually generates the best long-term investment returns.  The contrarian investor today is a buyer of U.S. stocks.

Every time the stock market declines the financial media puts forth prognosticators espousing the “double dip” mantra.  This would be a second economic decline after the initial gain.  The double dip prediction is a natural progression because many of these same economic prophets had incorrectly predicted a declining economy for 2009.  When GDP started growing after the second quarter of 2009, these same experts denied the reality of the economic improvement and shifted to a “decline must be coming” forecast.  They will eventually be right but not for many years.  In fact for the past 80 years the U.S. has never had an annual decline in GDP within four years after the turnaround year; 2009 was an economic turnaround year.  Thus a full year GDP double dip has never occurred in modern American history.  In addition the leading economic indicators are not supporting this imminent decline prediction as seen in the following chart:

MANAGER’S COMMENTARY (CONTINUED)

June 30, 2010 (Unaudited)

The Conference Board Leading Economic Index® (LEI) for the U.S. Increases

Index (2004 =100)
Beginning of Recession Dec' 07
110
109
108
107
106
105
104
103
102
101
100
99
98
97
96
95
94
CEI
LEI
The Conference Board Coincident Economic Index® (CEI) for the United States
The Conference Board Leading Economic Index® (LEI) for the United States
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07
Dec-07
Jan-08
Feb-08
Mar-08
Apr-08
May-08
Jun-08
Jul-08
Aug-08
Sep-08
Oct-08
Nov-08
Dec-08
Jan-09
Feb-09
Mar-09
Apr-09
May-09
Jun-09
Jul-09
Aug-09
Sep-09
Oct-09
Nov-09
Dec-09
Jan-10
Feb-10
Mar-10
Apr-10
May-10

So the economy is growing while history and economic indicators argue for continuance of this growth for at least the next few years.  Could inflation be a problem?  The data say no!  Trailing CPI change for the past year ending June 30, 2010 was 1%.  More importantly the difference in yields on standard Treasury Bonds and Treasury Inflation-Protection Securities is 1.41% for 5 years and 1.70% for 10 years.  I believe this interest rate spread is the best indicator of long-term inflation expectations because it is based on the money decisions of a multitude of investors.  Of course this could change, but for now it appears that the Federal Reserve has achieved its goal of modest inflation currently and in the minds and actions of long-term bond investors.

Growth and modest inflation is the best environment for stock investing.

Stocks should be priced above average in this scenario.  However, due to the weak performance of stocks over the past ten years, the decline in GDP in ‘08 and part of ‘09, along with the crowd’s selling of U.S. stocks, all have led to a very undervalued stock market.  Standard & Poor’s Earnings Estimates for the S&P 500 Index for 2010 is $81.62 and for 2011 is $94.73.  The index closed at $1,030.71 on June 30, 2010.  This is a Current Price to Earnings Ratio (PE) of 12.63 and a Future PE of 10.88.  Both ratios are far below average, but the Future PE is more pertinent.  From 1987 to 2009 the average Future PE was 18.23.  The range was 10.24 to 33.98.  Therefore, the average valuation of the S&P 500 Index would be $1,726.93 or 67.55% higher than the current price. The historical low and high range valuations would be $970.04 to $3,218.93 for a risk/reward ratio of -5.89% to +212.30%.  The “crowd” is making a mistake selling U.S. stocks because the market’s reward potential is significantly greater than the risk potential.

The following spreadsheet’s data are quantitative indicators of the growth and value characteristics our Matthew 25 Fund’s investments:

MANAGER’S COMMENTARY (CONTINUED)

June 30, 2010 (Unaudited)

GROWTH
Company	Symbol	5 Year Growth Est.	Forward PE Ratio	Price/Book Value	Income Yield
Apple	AAPL	15.0%	14.4	n/a	0.00%
Google	GOOG	16.2%	14.2	n/a	0.00%

GROWTH/VALUE
Company	Symbol	5 Year Growth Est.	Forward PE Ratio	Price/Book Value	Income Yield
Berkshire Hathaway	BRK'A	5.0%	19.4	130%	0.00%
Cabela's	CAB	12.0%	8.6	103%	0.00%
Caterpillar	CAT	10.5%	12.0	408%	2.93%
El Paso	EP	11.5%	10.6	170%	0.36%
East West Bank	EWBC	8.5%	11.6	116%	0.00%
East West Bank Convertible Pref.	EWBCP	8.5%	14.2	121%	6.64%
Goldman Sachs	GS	12.0%	7.0	102%	1.07%
Kansas City Southern	KSU	15.0%	15.1	155%	0.00%
KKR & Company LP	KKR	n/a	0.0	126%	3.40%
Mastercard	MA	20.0%	12.3	n/a	0.30%
NYSE Euronext	NYX	10.5%	10.4	110%	4.34%
Polaris	PII	15.0%	12.6	n/a	2.93%
JM Smucker	SJM	8.0%	12.1	135%	2.66%
Stryker	SYK	13.5%	13.8	298%	1.20%

VALUE
Company	Symbol	5 Year Growth Est.	Forward PE Ratio	Price/Book Value	Income Yield
Allegheny Energy / First Energy	AYE / FE	3.0%	8.0	107%	7.10%
Abington Bank	ABBC	n/a	24.2	85%	2.29%
Brandywine Realty	BDN	n/a	n/a	78%	5.58%
MBIA 6.4% Senior Bonds	MBI.GF	n/a	n/a	55%	11.54%
Penn Millers Holding Corp.	PMIC	n/a	n/a	69%	0.00%

I have classified our holdings as Growth, Growth/Value or Value.  The growth rates are Wall Street Analysts’ consensus average annual growth rates for the next five years.  The earnings used to calculate the Forward PE ratios are also Wall Street’s consensus estimates for next year.  The average projected growth rate for our Growth and Growth/Value holdings is 12.34% with an average Forward PE Ratio of 12.53.  If this growth rate occurs and the investments go to a 15.0 Forward PE Ratio, then this portion of our portfolio would provide over a 16.5% average annual rate of return through 2015.

MANAGER’S COMMENTARY (CONTINUED)

June 30, 2010 (Unaudited)

Our portfolio also has attractive qualitative characteristics.  Apple and Google are dominant technology companies.  Berkshire is still being led by the world’s best investor.  Consensus growth rate for Berkshire is 5% and yet book value grew 11% in the first quarter alone.  Cabela’s is one of the best niche retailers.  Caterpillar is a world leader in capital equipment and should benefit from global infrastructure improvements and increases in mining.  El Paso is the largest public natural gas pipeline in our country.  Natural gas is one of our best energy alternatives.  East West Bank is the premier Chinese American bank in the U.S.  Goldman Sachs has been vilified in the media as of late and yet remains the preeminent financial institution in the world.  Kansas City Southern has the highest growth potential of all U.S. railroads because of its dominance in rail transport to and from Mexico.  KKR does not have analyst projections since it only became public in the U.S. on July 15, 2010, but it is a top-notch private equity investment firm.  I believe that as the credit markets improve private equity deals should increase and this will bring greater opportunities and valuation for KKR.  Mastercard, although second to Visa, is an international brand that should benefit from increasing electronic spending throughout the world.  NYSE Euronext is the most recognized global operator of securities markets.  Polaris is growing into a top brand in off-road vehicles and motorcycles.  Smuckers is a dynamic branded food company with a bright future.  Stryker is a major medical technology and orthopedic company with strong demographic trends in its favor.

Being a contrarian investor is never easy, but today you can buck the crowd just by buying the stocks of some of the best American companies.  This is what I have tried to do with our Matthew 25 Fund’s portfolio.  Most of the information coming from the financial media lately is looking in the rearview mirror and that road was rough.  But looking forward the potential is great.  I truly believe that this time right now is one of the best investment opportunities of the past 22 years, matched only by the environment of 1988.  It will not be easy, but I believe that the coming years should be profitable to investors.  Thank you for allowing us to work for you!

               Good fortune,

Mark Mulholland

President

Except for any historical information, the matters discussed in this letter contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. These forward-looking statements involve risks and uncertainties, including activities, events or developments that the Advisor expects, believes or anticipates will or may occur in the future. A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties. Readers are cautioned that such statements are not guarantees of future performance and actual results may differ materially from those set forth in the forward-looking statements. The Advisor undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.

PERFORMANCE ILLUSTRATION

June 30, 2010 (UNAUDITED)

The graph below represents the changes in value for an initial $10,000 investment in the Matthew 25 Fund from 12/31/95 to 6/30/10.  These changes are then compared to a $10,000 investment in the Russell 3000 Index, which is an index comprised of 3,000 stocks representing approximately 98% of the U.S. equities market, for the same period.  The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

MATTHEW 25 FUND

PERFORMANCE ILLUSTRATION (CONTINUED)

June 30, 2010 (Unaudited)

	Annual	Annual	Annual	Annual	Annual	Annual	Annual
	Return	Return	Return	Return	Return	Return	Return
	12/31/96	12/31/97	12/31/98	12/31/99	12/31/00	12/31/01	12/31/02
Matthew 25 Fund	+18.68%	+39.65%	+25.93%	+1.08%	+3.62%	+10.69%	(1.67)%
Russell 3000 Index	+21.82%	+31.78%	+24.14%	+20.90%	(7.46)%	(11.46)%	(21.5)%

								Six
	Annual	Annual	Annual	Annual	Annual	Annual	Annual	Months
	Return	Return	Return	Return	Return	Return	Return	Return
	12/31/03	12/31/04	12/31/05	12/31/06	12/31/07	12/31/08	12/31/09	6/30/10
Matthew 25 Fund	+32.12%	+20.05%	+5.07%	+3.79%	(19.18)%	(40.44)%	+47.89%	+5.49%
Russell 3000 Index	+31.06%	+11.95%	+6.12%	+15.72%	+5.14%	(37.31)%	+28.34%	(6.05)%

	One Year		Three Year		Five Year		Ten Year
	6/30/09 - 6/30/10		6/30/07 - 6/30/10		6/30/05 - 6/30/10		6/30/00 - 6/30/10
Matthew 25 Fund	+39.60%		(11.10)%		(4.04)%		+4.17%
Russell 3000 Index	+15.72%		(9.47)%		(0.48)%		(0.92)%

							Fourteen Year
							6/30/96 - 6/30/10
Matthew 25 Fund							+7.96%
Russell 3000 Index							+5.14%

TOP TEN HOLDINGS & ASSET ALLOCATION

June 30, 2010 (Unaudited)

Top Ten Holdings	(% of Net Assets)

Apple, Inc.	15.44%
Polaris Industries, Inc.	8.41%
Cabelas, Inc.	6.76%
Berkshire Hathaway, Class A	6.70%
Goldman Sachs Group, Inc.	5.86%
Kansas City Southern	5.68%
Allegheny Energy	5.33%
El Paso Corporation	5.21%
J.M. Smucker Co.	5.04%
Stryker Corp.	4.92%
69.35%

Asset Allocation	(% of Net Assets)

Electronic Computers	15.44%
Security Brokers, Dealers & Exchanges	10.33%
Fire, Marine & Casualty Insurance	8.47%
Transportation Equipment	8.41%
Shopping Goods Store	6.76%
Railroads, Line-Haul Operations	5.68%
Electric Services	5.33%
Gas Production & Distribution	5.21%
Canned Fruits, Veg & Preserves, Jams & Jellies	5.04%
Surgical & Medical Instruments & Apparatus	4.92%
Preferred Stock	4.71%
Construction Machinery & Equipment	4.36%
Computer Programming & Data Processing	3.49%
Real Estate Investment Trusts	3.36%
Limited Partnership	2.93%
Business Services	2.23%
Savings Institution	1.95%
Corporate Bonds	0.74%
State Commercial Banks	0.54%
Other Assets less Liabilities	0.10%
100.00%

MATTHEW 25 FUND

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Shares/Principal Amount		Historical Cost	Market Value	% of Net Assets

COMMON STOCKS

Business Services
5,000	Mastercard	$1,045,695	$997,650	2.23%

Canned Fruits, Veg & Preserves, Jams & Jellies
37,500	J.M. Smucker Co.	$1,728,595	$2,258,250	5.04%

Computer Programming & Data Processing
3,500	Google, Inc. *	$1,300,206	$1,557,325	3.49%

Construction Machinery & Equipment
32,500	Caterpillar, Inc.	$1,132,895	$1,952,275	4.36%

Electric Services
115,500	Allegheny Energy	$2,619,536	$2,388,540	5.33%

Electronic Computers
27,500	Apple, Inc. *	$3,365,832	$6,917,075	15.44%

Fire, Marine & Casuality Insurance
25	Berkshire Hathaway, Class A *	$1,319,909	$3,000,000	6.70%
60,000	Penn Millers Holding Corp. *	$610,070	$792,000	1.77%
		$1,929,979	$3,792,000	8.47%

Gas Production & Distribution
210,000	El Paso Corporation	$1,441,330	$2,333,100	5.21%

Railroads, Line-Haul Operations
70,000	Kansas City Southern *	$1,003,648	$2,544,500	5.68%

Real Estate Investment Trusts
140,000	Brandywine Realty Trust	$1,185,353	$1,505,000	3.36%

Savings Instituion
100,000	Abington Community Bancorp	$697,848	$872,000	1.95%

* Non-Income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2010 (Unaudited)

Shares/Principal Amount		Historical Cost	Market Value	% of Net Assets

Security Brokers, Dealers & Exchanges
20,000	Goldman Sachs Group, Inc.	$2,410,505	$2,625,400	5.86%
72,500	NYSE Euronext, Inc.	$1,756,578	$2,003,175	4.47%
		$4,167,083	$4,628,575	10.33%

Shopping Goods Store
214,000	Cabelas, Inc. *	$2,638,710	$3,025,960	6.76%

State Commercial Banks
16,000	East West Bancorp, Inc.	$103,525	$244,000	0.54%

Surgical & Medical Instruments & Apparatus
44,000	Stryker Corp.	$1,725,585	$2,202,640	4.92%

Transportation Equipment
69,000	Polaris Industries, Inc.	$1,047,401	$3,768,780	8.41%

Total Common Stocks		$27,133,221	$40,987,670	91.52%

LIMITED PARTNERSHIPS
140,000	KKR Private Equity Inv., L.P.	$1,498,695	$1,311,300	2.93%

CORPORATE BONDS
601	MBIA Senior Notes 6.4% 8/15/22	$336,940	$333,195	0.74%

PREFERRED STOCKS
1,600	East West Bancorp 8% Convertible Preferred	$1,381,070	$2,108,750	4.71%

	Total Investments	$30,349,926	$44,740,915	99.90%

	Other Assets in Excess of Liabilities		$46,754	0.10%

	Net Assets		$44,787,669	100.00%

* Non-Income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the   asset or liability, and would be based on the best    information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$40,987,670	$ 0	$0	$40,987,670
Limited Partnership	$ 1,311,300	$ 0	$0	$ 1,311,300
Corporate Bonds	$ 333,195	$ 0	$0	$ 333,195
Preferred Stock	$ 0	$2,108,750	$0	$ 2,108,750

	$42,632,165	$2,108,750	$0	$44,740,915

The accompanying notes are an integral part of these financial statements

MATTHEW 25 FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

Assets
Investment in securities at market value (cost $30,349,926)	$44,740,915

Cash	45,834
Receivables:
Dividends	13,508
Total Assets	44,800,257
Liabilities
Accrued Expenses:	12,588
Total Liabilities	12,588

Net Assets (Equivalent to $12.48 per share based on 3,588,168	$44,787,669
shares of capital stock outstanding, 100,000,000 shares authorized, $0.01 par value)
Minimum redemption price per share $12.48 x0.98 = 12.23 (Note 6)

Composition of Net Assets
Shares of common stock	$ 35,882
Additional paid-in capital	38,115,430
Net unrealized appreciation of investments	14,390,989
Undistributed net investment income	87,322
Accumulated net realized loss on investments	(7,841,954)

Net Assets	$44,787,669

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends (net of $6,705 foreign tax withheld)	$ 366,255
Interest	2,683
Other income	3,112
Total Investment Income	372,050

Expenses
Management fees (Note 3)	227,782
Insurance	12,500
Office expenses	6,756
Professional fees	6,710
Registration and compliance	6,385
Postage and printing	4,210
Directors' fees and expenses	3,993
Transfer agent fees	3,855
Custodian fees	3,485
Bank fees	3,314
Shareholder reporting	2,751
IRA expense	1,600
Telephone expense	1,242
State & Local Taxes	145
Total Expenses	284,728

Net Investment Income	87,322

Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	1,137,961
Net change in unrealized appreciation of investments	1,094,119
Net realized and unrealized gain from investments	2,232,080

Net increase in net assets resulting from operations	$ 2,319,402

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Unaudited
Six Months Ended		Year Ended
	6/30/10	12/31/09
Increase (Decrease) in Net Assets From Operations
Net investment income	$ 87,322	$ 429,863
Net realized gain (loss) from investments	1,137,961	(2,841,605)
Unrealized appreciation on investments	1,094,119	16,630,136
Net increase in assets resulting from operations	2,319,402	14,218,394

Distributions to Shareholders
From net investment income	-	(429,863)
From realized gains	-	-
Total distributions	-	(429,863)

Capital Share Transactions (Note 5)	(105,694)	(2,601,116)

Total Increase in Net Assets	2,213,708	11,187,415

Net Assets at Beginning of Period	42,573,961	31,386,546

Net Assets at End of Period (includes undistributed net investment income of $87,322 and $0, respectively)	$ 44,787,669	$42,573,961

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

FINANCIAL HIGHLIGHTS & RELATED RATIOS/SUPPLEMENTAL DATA

Selected data for a share outstanding throughout the period:

Unaudited
Six Months Ended		For the Years Ended December 31,
6/30/10		2009	2008	2007	2006	2005
Net Asset Value -
Beginning of Period	$11.83	$ 8.08	$13.89	$18.29	$17.88	$17.22
Net Investment Income (1)	0.02	0.12	0.16	0.07	0.24	0.05
Net Gains or (Losses) on Investments
(realized and unrealized)	0.63	3.75	(5.79)	(3.39)	0.44	0.82
Total from Investment Operations	0.65	3.87	(5.63)	(3.32)	0.68	0.87

Less Distributions
From net investment income	0.00	(0.12)	(0.18)	(0.08)	(0.25)	(0.05)
From realized gains	0.00	0.00	0.00	(1.00)	(0.02)	(0.16)
Total Distributions	0.00	(0.12)	(0.18)	(1.08)	(0.27)	(0.21)

Net Asset Value -
End of Period	$ 12.48	$ 11.83	$ 8.08	$13.89	$18.29	$17.88

Total Return (2)	5.49%	47.89%	(40.44)%	(19.18)%	3.79%	5.07%

Net Assets - End of Period (000's omitted)	$44,788	$42,574	$ 31,387	$ 67,560	$101,728	$108,943

Ratio of Expenses to Average Net Assets	1.25% *	1.25%	1.24%	1.17%	1.15%	1.17%
Ratio of Net Investment Income to Average Net Assets	0.38% *	1.24%	2.60%	0.37%	1.35%	0.33%

Portfolio Turnover Rate	12.20%	34.36%	73.21%	18.86%	28.54%	19.48%

*Annualized

(1) Per share net investment income has been determined on the average number of shares outstanding during the period

(2) Total return assumes reinvestment of dividends

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2010 (Unaudited)

NOTE 1 - Nature of Operations

Matthew 25 Fund, Inc. ("the Fund") was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933.

NOTE 2 - Summary of Significant Accounting Policies

Codification

The FASB has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of December 31, 2009.

The following is a summary of the significant accounting policies followed by the Fund.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2010 (Unaudited)

Security Valuations

Equity securities are valued by using market quotations.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued at its last bid price.  When market quotations are not readily available, or when the Advisor determines that the market quotation does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities may be valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fair Valuation

The investment in 1,750 shares of EastWest Bancorp Preferreds has been valued at bid price when the stock does not trade.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the period ended June 30, 2010.

Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2007 – 2009, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended June 30, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2010 (Unaudited)

Distributions to Shareholders

The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.

Other

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.  Management has evaluated subsequent events through August 27, 2010, the date the financial statements were issued.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

NOTE 3 - Investment Advisory Agreement and Other Related Party Transactions

The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (The Advisor) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the average daily closing net asset value of the Fund and are payable monthly.  The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2010 (Unaudited)

The management fee for the first six months of 2010, as computed pursuant to the investment advisory agreement, totaled $227,782.  The management fee is the only revenue for The Matthew 25 Management Corp., and the Advisor's expenses are paid out of this revenue.

Mr. Mark Mulholland is the sole director of The Advisor and is also the President of the Fund.  In addition, Mr. Mulholland is a broker at Boenning & Scattergood Inc.  During the period ended June 30, 2010, the Fund paid brokerage commissions of $0 to Boenning & Scattergood Inc.  of which Mr. Mulholland received compensation totaling $0.  Boenning & Scattergood Inc. is not otherwise associated with Matthew 25 Fund, Inc. or The Advisor and is not responsible for any of the investment advice rendered to the Fund by The Advisor or Mr. Mulholland.

NOTE 4 - Investments

For the period ended June 30, 2010 purchases and sales of investment securities other than short-term investments aggregated $5,674,444 and $5,601,103 respectively.

NOTE 5 - Capital Share Transactions

As of June 30, 2010 there were 100,000,000 shares of $.01 per value capital stock authorized.  The total par value and paid-in capital totaled $38,151,312. Transactions in capital stock were as follows:

	Period Ended		Year Ended
	6/30/2010		12/31/2009
	Shares	Amount	Shares	Amount
Shares sold	79,252	$1,035,408	217,719	$2,157,574
Shares issued in reinvestment of dividends	-	-	33,445	397,326
Shares redeemed	(88,407)	(1,141,102)	(536,600)	(5,156,016)
Net Decrease	(9,155)	$(105,694)	(285,436)	$(2,601,116)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2010 (Unaudited)

NOTE 6 - Redemption Fee

To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 2% of the total redemption amount (calculated at market value) if shares are held for 365 days or less.  The redemption fee does not apply to shares purchased through reinvested distributions.  For the period ended June 30, 2010 the Fund received $744 in redemption fees that were reclassified to paid in capital.

NOTE 7 – Tax Matters

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  As of December 31, 2009, the tax basis components of distributable earnings, was as follows:

Undistributed ordinary income

$             -

Capital loss carryforwards expiring:

12/31/2016

$ 6,138,310

               12/31/2017

$ 2,841,605

Accumulated realized losses

$(8,979,915)

As of June 30, 2010 the tax basis components of unrealized appreciation/ (depreciation) and tax cost of investment securities were as follows:

Gross unrealized appreciation on investments

$14,861,170

Gross unrealized depreciation on investments

     (470,181)

   Net unrealized appreciation on investments

$14,390,989

Cost of investments

$30,349,926

The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid during the years ended December 31, 2009 and 2008 are as follows:

2009

2008

      Ordinary income

$

429,863

$

715,360

      Long-term capital gain

$

            -

$

            -

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2010 (Unaudited)

NOTE 8 - Lease Commitments

Rent expense was $4,975 for the six months ended June 30, 2010.  The lease expired April 30, 2010.  Management is under negotiations for a new lease agreement and is currently paying $725 per month.

EXPENSE EXAMPLE

June 30, 2010 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) direct costs, such as IRA fees and (2) indirect costs, including management fees and other Fund operating expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2010 to June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.  IRAs with less than $10,000 may be charged $8 annually for IRA Custodian Fees at the discretion of the Fund's Management or Directors.  This $8 fee is not reflected in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and  hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of  investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as IRA fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if IRA fees were included your costs would be higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2010 to
	January 1, 2010	June 30, 2010	June 30, 2010
Actual	$1,000.00	$1,054.95	$6.37
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

MATTHEW 25 FUND

ADDITIONAL INFORMATION

June 30, 2010 (Unaudited)

PROXY VOTING GUIDELINES

Matthew 25 Management Corp., the Fund's Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge, upon request, by calling 1-888-M25-FUND.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF DIRECTORS INFORMATION

June 30, 2010 (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.  Information pertaining to the Directors of the Fund are set forth below.  The Fund's Statement of Additional Information includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-M25-FUND.  Each Director may be contacted by writing to the Director c/o Matthew 25 Fund, P.O. Box 2479 Jenkintown, PA  19046.

Name and Age	Position with Fund	Term of Office and Length of Time Served	Principle Occupation During Last Five Years	Other Directorships

INDEPENDENT DIRECTORS
Philip J. Cinelli, D.O. Age 50	Director	1 year with election held annually. He has been a Director since 1996.	Physician in Family Practice	None
Samuel B. Clement Age 52	Director	1 year with election held annually. He has been a Director since 1996.	Stockbroker with Securities of America	None
Linda Guendelsberger Age 50	Director Secretary of Fund	1 year with election held annually. She has been a Director since 1996.	CPA and Shareholder with Fishbein & Co.	None
Scott Satell Age 47	Director	1 year with election held annually. He has been a Director since 1996.	Manufacturer's Representative with BPI Ltd.	None
INTERESTED DIRECTORS
Steven D. Buck, Esq. Age 50	Director	1 year with election held annually. He has been a Director since 1996.	Attorney and Shareholder with Stevens & Lee	None
Mark Mulholland Age 50	Director President of Fund	1 year with election held annually. He has been a Director since 1996.	President of Matthew 25 Fund, President of Matthew 25 Management Corp., Stockbroker with Boenning & Scattergood	None

Mr. Buck and Mr. Mulholland are Directors of the Fund and are considered "interested persons" as defined by the Investment Company Act of 1940.  Mr. Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser.  Mr. Buck is an interested person as long as he or his law firm provides legal advice to the Fund for compensation.  Additionally, Mr. Buck's sister Lesley Buck is the Chief Compliance Officer of Matthew 25 Fund.

THIS PAGE WAS LEFT BLANK INTENTIONALLY

THIS PAGE WAS LEFT BLANK INTENTIONALLY

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matthew 25 Fund, Inc.

By /s/Mark Mulholland

     *Mark Mulholland

     President, Chief Financial Officer

Date: August 26, 2010

*Print the name and title of each signing officer under his or her signature.